VOYA MUTUAL FUNDS

Voya Global Bond Fund

Voya Global Real Estate Fund

(each a “Fund” and collectively the “Funds”)

Supplement dated March 6, 2015

to the Funds’ current Prospectuses dated February 27, 2015

(each a “Prospectus” and collectively the “Prospectuses”)

Global Bond Fund — Class A, Class B, Class C, Class I, Class O, Class P, Class R and Class W shares Prospectus

Effective immediately the table and footnotes in the sub-section entitled “Performance Information — Average Annual Total Returns” of the Fund’s Prospectus are hereby deleted in their entirely and replaced with the following:

Average Annual Total Returns%

(for the periods ended December 31, 2014)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class A(1) before taxes	%	-2.44	1.78	N/A	5.26	06/30/06
After tax on distributions	%	-2.72	0.59	N/A	3.73	—
After tax on distributions with sale	%	-1.38	0.86	N/A	3.49	—
BGA Index(2)%		0.59	2.65	N/A	4.53	—
Class B before taxes	%	-5.50	1.22	N/A	5.07	06/30/06
BGA Index(2)%		0.59	2.65	N/A	4.53	—
Class C before taxes	%	-1.66	1.55	N/A	5.09	06/30/06
BGA Index(2)%		0.59	2.65	N/A	4.53	—
Class I before taxes	%	0.27	2.60	N/A	6.24	06/30/06
BGA Index(2)%		0.59	2.65	N/A	4.53	—
Class O before taxes	%	-0.01	2.29	N/A	4.57	06/04/08
BGA Index(2)%		0.59	2.65	N/A	3.26	—
Class R before taxes	%	-0.23	N/A	N/A	0.20	08/05/11
BGA Index(2)%		0.59	N/A	N/A	0.46	—
Class W before taxes	%	0.34	2.55	N/A	4.16	06/01/09
BGA Index(2)%		0.59	2.65	N/A	3.48	—

(1)   Maximum sales charge was lowered from 4.75% to 2.50% effective July 31, 2006. Return calculations with a starting date prior to July 31, 2006 are based on a 4.75% sales charge.

(2)   The index returns do not reflect deductions for fees, expenses, or taxes.

Global Bond Fund — Class R6 shares Prospectus

Effective immediately the table and the footnotes in the sub-section entitled “Performance Information — Average Annual Total Returns” of the Fund’s Prospectus are hereby deleted in their entirely and replaced with the following:

Average Annual Total Returns%

(for the periods ended December 31, 2014)

		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class R6 before taxes	%	0.39	N/A	N/A	0.78	05/31/13
After tax on distributions	%	0.08	N/A	N/A	0.58	—
After tax on distributions with sale	%	0.22	N/A	N/A	0.08	—
BGA Index(1)%		0.59	N/A	N/A	1.08	—

(1)   The index returns do not reflect deductions for fees, expenses, or taxes.

Voya Global Real Estate Fund — Class R6 shares Prospectus

Effective immediately the footnotes following the table in the sub-section entitled “Performance Information — Average Annual Total Returns” of the Fund’s Prospectus are hereby deleted in their entirely and replaced with the following:

1     The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

2     On July 31, 2014, the Fund changed its primary benchmark from the S&P Developed Property Index to the FTSE EPRA/NAREIT Developed Index because the FTSE EPRA/NAREIT Developed Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

3     The inception date of the FTSE EPRA/NAREIT Developed Index is February 18, 2005.

4     The index returns do not reflect deductions for fees, expenses, or taxes.